Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Finance Costs [Abstract]
Interest costs on long term debt	$ 276,510	$ 261,137	$ 190,195
Amortization and write off of financing fees	24,033	42,995	38,797
Discount on receivable from drilling contract	3,018	0	0
Capitalized borrowing costs	(26,055)	(37,342)	(65,492)
Commissions, commitment fees and other financial expenses	2,842	33,341	57,064
Total	$ 280,348	$ 300,131	$ 220,564